August 6, 2001

                        SUPPLEMENT TO THE PROSPECTUS FOR
                        PIONEER VARIABLE CONTRACTS TRUST

                       PIONEER EUROPE SELECT VCT PORTFOLIO
                                DATED MAY 1, 2001

Effective August 6, 2001, Pioneer Europe Select VCT Portfolio will be closed to new investments.

                                                                   10556-00-0801
                                             (C) Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds